Capital Management - Debt to Capital Ratios (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Capital Management [Abstract]
Total liabilities	$ 201,362,691	$ 6,418,957	$ 194,462,244
Less: Cash and cash equivalents	(110,660,052)	(3,527,576)	(105,000,226)	$ (3,347,154)	$ (132,553,615)	$ (173,818,777)
Net debt	90,702,639		89,462,018
Total equity	365,912,172	$ 11,664,398	365,706,711		$ 343,716,968	$ 322,810,948
Total capital	$ 456,614,811		$ 455,168,729
Debt to capital ratios	19.86%	19.86%	19.65%	19.65%